Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000081186 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000081186 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000081186 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000081186 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000081186 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000081186 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000081186 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000081186 | SectorElectric
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081186 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000081186 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081186 | SectorAuto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081186 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081186 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081186 | SectorSemiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000081186 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000216698 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000216698 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216698 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000216699 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000216699 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000216699 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(25.90%)
C000201033 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000201033 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	133.60%
C000201033 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
C000201033 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
C000201033 | Retail
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000201033 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000201033 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000201033 | Software
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000201033 | Food
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000201033 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000201033 | Internet
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000201033 | REITS
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000201033 | Computers
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000201033 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000201033 | Other
Holdings [Line Items]
Percent of Net Asset Value	(34.00%)
C000173320 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000173320 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000173320 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | SectorAuto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173320 | SectorHealthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000173320 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000173320 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000173320 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000173320 | SectorWater
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | SectorElectronics
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | SectorFood
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173320 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227805 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227805 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000227805 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227805 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000227805 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227805 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227805 | SectorSemiconductors
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000227805 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000227805 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000227805 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000227805 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000227805 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227805 | SectorMachinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227805 | SectorCommodity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227805 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000226855 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000226855 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000226855 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000226855 | Internet
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000226855 | REITS
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000226855 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000226855 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000226855 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000256704 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256704 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000256704 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000256704 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256704 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000256704 | REITS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000256704 | Electric
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256704 | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000256704 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000256704 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256704 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000256704 | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000256704 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000256704 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000099071 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099071 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099071 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099071 | SectorSemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099071 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099071 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000099071 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099071 | SectorElectronics
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000099071 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099071 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099071 | SectorOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099071 | SectorHealthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099071 | SectorMachinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099071 | SectorMiscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099071 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237353 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000237353 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237353 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000227806 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000227806 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000227806 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227806 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000227806 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000211119 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000211119 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211119 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000211119 | REITS
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211119 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000211119 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000211119 | Distributors
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215439 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000215439 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000215439 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000215439 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223023 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000223023 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223023 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000223023 | Commodity Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000092409 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000092409 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	116.70%
C000092409 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000092409 | Retail
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
C000092409 | Software
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
C000092409 | Internet
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000092409 | REITS
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000092409 | Computers
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000092409 | Other
Holdings [Line Items]
Percent of Net Asset Value	(15.30%)
C000092409 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000092409 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000092409 | Banks
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
C000092409 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000092409 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000092409 | Hand/Machine Tools
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000226856 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000226856 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000226856 | Retail
Holdings [Line Items]
Percent of Net Asset Value	76.30%
C000226856 | Food
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000226856 | Internet
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000226856 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105934 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000105934 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000105934 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000105934 | Commodity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105934 | Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000105934 | Written Call Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000105934 | Debt Fund
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000194564 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000194564 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000194564 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000194564 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000194564 | Internet
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000194564 | REITS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000194564 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000194564 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000194564 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000194564 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000194564 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000194564 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000194564 | Energy - Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	6.00%

[1]	Less than 0.05%.
[2]	Less than 0.05%.